BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Receivables	$ 0	$ 0
Other payables	322	557
Certain shareholders [Member]
Disclosure of transactions between related parties [line items]
Receivables	167	186
Other payables	$ 0	$ 0